LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Operating Lease, Liability [Abstract]
LEASE LIABILITIES

NOTE 10 - LEASE LIABILITIES

Lease Commitments – Operating Leases:

In September 2021, the Company entered into a lease agreement for its facilities in Ra’anana, Israel. The lease agreement is for a period of 69 months commencing September 1, 2021, and the Company began to pay lease and related expenses after completing 3 months of lease. The Company has the option to shorten the period and terminates the lease agreement after completing 45 months of rent by paying an amount of NIS 500,000, (approximately $157). This amount of reimbursement will be deducted monthly in NIS 30,000, (approximately $9) if the Company terminates the agreement after 45 months of rent. The Company is reasonably certain that it will not exercise the termination option. During 2025, the monthly lease payment, including management fees, was approximately NIS 69,000 ($20). As security for the obligations under this lease agreement, the Company provided a bank guarantee in an amount equal to three monthly lease payments plus the Israeli value added tax and an unlimited guarantee according to the terms specified in the contract.

On April 27, 2025, the Company signed a new lease agreement replacing the prior lease agreement for a new period of 60 months starting at the date of the facility acceptance by the Company. According to the new lease agreement, the Company has the option to shorten the period and terminate the lease agreement after completing 48 months of rent by paying an amount of NIS 650,000 (approximately $204). This amount of reimbursement will be deducted monthly in NIS 50,000, (approximately $16) if the Company terminates the agreement after the 48 months of rent. The new rent agreement started on January 2026, therefore, as of December 31, 2025, the Company did not incur any operating liability or lease assets regarding the new lease agreement.

The Company has various operating leases for vehicles that expire through 2028. The Company leases vehicles for approximately three-year periods from multiple different leasing companies and from time to time increases or decreases the number of leased vehicles according to its current needs. The leased vehicles are used by the Company’s headquarters staff and other employees whose employment agreements include an obligation to the Company to provide a vehicle. The agreements with the leasing companies include termination options, allowing for early cancellation by paying a penalty of up to 400% of the monthly costs. The Company is reasonably certain that it will not exercise this option or that the employee will bear the cost for early termination.

The total expenses related to the leases were $469 for the year ended December 31, 2025, and $390 for the year ended December 31, 2024.

The right-of-use asset and lease liability are initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate based on the information available at the date of determining the present value of the lease payments.

The Company’s incremental borrowing rate is estimated to approximate the interest rate on similar terms and payments and in economic environments where the leased asset is located.

The Company has various operating leases for vehicles that expire through 2028. Below is a summary of the Company’s operating right-of-use assets and operating lease liabilities as of December 31, 2025, and 2024:

	December 31, 2025	December 31, 2024

Operating lease liabilities, current	286	277
Operating lease liabilities long-term	194	378
Total operating lease liabilities	480	655

Weighted average of remaining lease term	1.74	2.52
Weighted-average discount rate - operating leases	11.27%	9.92%

Lease payments for the Company’s right-of-use assets over the remaining lease periods as of December 31, 2025, are as follows:

Year ended December 31,	U.S. dollars in thousands

2026	324
2027	201

Total undiscounted lease payment	525
Less: Interest (*)	(45)
Present value of lease liabilities	480

(*)	Future lease payments were discounted by 7.98%-25.59% interest rate.